INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Held-to-Maturity Amortized Cost
Amortized cost	$ 763,254	$ 726,259
Held-to-Maturity Market Value
Held-to-Maturity Market Value	763,575	731,951
Available-for-Sale Amortized Cost
Amortized Cost	1,045,337	1,203,065
Available-for-Sale Market Value
Investment securities, available for sale	1,039,870	1,190,642
One Year or Less [Member]
Held-to-Maturity Amortized Cost
Amortized cost	207
Held-to-Maturity Market Value
Held-to-Maturity Market Value	207
Available-for-Sale Amortized Cost
Amortized Cost	1,396
Available-for-Sale Market Value
Investment securities, available for sale	1,401
After One Year Through Five Years [Member]
Held-to-Maturity Amortized Cost
Amortized cost	3,941
Held-to-Maturity Market Value
Held-to-Maturity Market Value	3,945
Available-for-Sale Amortized Cost
Amortized Cost	13,874
Available-for-Sale Market Value
Investment securities, available for sale	13,824
After Five Years Through Ten Years [Member]
Held-to-Maturity Amortized Cost
Amortized cost	3,379
Held-to-Maturity Market Value
Held-to-Maturity Market Value	3,377
Available-for-Sale Amortized Cost
Amortized Cost	17,424
Available-for-Sale Market Value
Investment securities, available for sale	17,653
After Ten Years [Member]
Held-to-Maturity Amortized Cost
Amortized cost	76,069
Held-to-Maturity Market Value
Held-to-Maturity Market Value	74,728
Available-for-Sale Amortized Cost
Amortized Cost	118,035
Available-for-Sale Market Value
Investment securities, available for sale	117,770
Mortgage-backed securities
Held-to-Maturity Amortized Cost
Amortized cost	679,658	678,318
Held-to-Maturity Market Value
Held-to-Maturity Market Value	681,318	683,771
Available-for-Sale Amortized Cost
Amortized Cost	571,900	775,285
Available-for-Sale Market Value
Investment securities, available for sale	568,010	765,067
Asset-backed Securities [Member]
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	322,708	236,411
Available-for-Sale Market Value
Investment securities, available for sale	$ 321,212	$ 233,001